FINANCIAL INSTRUMENTS - Fair value of financial instruments - Narrative (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL INSTRUMENTS [abstract]
Estimated fair value of the Group's long term guaranteed notes	¥ 154,407	¥ 134,583